FORM D

13 1319227

05045660

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

FORM D
NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (check if this is an amendment and name has changed, and indicate change.)
Synthesis Fund, L.P.: Private offering of limited partnership interests

Filing Under (Check box(es) that apply): Rule 504 Rule 505 ☒ Rule 506 Section 4(6) ULOE

Type of Filing: ☒ New Filing Amendment

RECEIVED FEB 24 2005 179 SECTION

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (check if this is an amendment and name has changed, and indicate change.)
Synthesis Fund, L.P.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
300 Crescent Court, Suite 1000, Dallas, Texas 75201	**(214) 871-5200**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
To operate as a private investment limited partnership.

PROCESSED
MAR 01 2005
THOMSON FINANCIAL

Type of Business Organization

corporation ☒ limited partnership, already formed other (please specify):

business trust limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 1 2 Year 0 4 ☒ Actual Estimated

Jurisdiction of Incorporation or Organization: (Enter One-letter U.S. Postal Service Abbreviation for State: CN for Canada; FN for other foreign jurisdiction) T X

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: Promoter Beneficial Owner Executive Officer Director [X] General Partner

Full Name (Last name first, if individual)

Ranger Investment Management, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

300 Crescent Court, Suite 1000, Dallas, Texas 75201

Check Box(es) that Apply: Promoter Beneficial Owner Executive Officer Director [X] General Partner of the General Partner

Full Name (Last name first, if individual)

Ranger Investment Group, L.L.C.

Business or Residence Address (Number and Street, City, State, Zip Code)

300 Crescent Court, Suite 1000, Dallas, TX 75201

Check Box(es) that Apply: Promoter [X] Beneficial Owner of Ranger Capital Group Holdings, L.P. Executive Officer Director General and/or Managing Partner

Full Name (Last name first, if individual)

Wyly, Samuel E.

Business or Residence Address (Number and Street, City, State, Zip Code)

300 Crescent Court, Suite 1000, Dallas, Texas 75201

Check Box(es) that Apply: Promoter Beneficial Owner Executive Officer Director [X] General and/or Managing Partner

Full Name (Last name first, if individual)

Ranger Capital Group, L.L.C.

Business or Residence Address (Number and Street, City, State, Zip Code)

300 Crescent Court, Suite 1000, Dallas, Texas 75201

Check Box(es) that Apply: Promoter [X] Beneficial Owner [X] Executive Officer Director [X] Managing Member of Ultimate General Partner

Full Name (Last name first, if individual)

Anthony, David B.

Business or Residence Address (Number and Street, City, State, Zip Code)

300 Crescent Court, Suite 1000, Dallas, Texas 75201

Check Box(es) that Apply: Promoter [X] Beneficial Owner [X] Executive Officer Director General and/or Managing Partner

Full Name (Last name first, if individual)

Doenges, W. Conrad

Business or Residence Address (Number and Street, City, State, Zip Code)

300 Crescent Court, Suite 1000, Dallas, Texas 75201

Check Box(es) that Apply: Promoter [X] Beneficial Owner Executive Officer Director [X] Managing Member of Ultimate General Partner

Full Name (Last name first, if individual)

Ranger Capital Group Holdings, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

300 Crescent Court, Suite 1000, Dallas, Texas 75201

Check Box(es) that Apply:	Promoter	Beneficial Owner	☒ Executive Officer	Director	General and/or Managing Partner

Full Name (Last name first, if individual)

Thompson, Joseph W., III

Business or Residence Address (Number and Street, City, State, Zip Code)

300 Crescent Court, Suite 1000, Dallas, Texas 75201

Check Box(es) that Apply:	Promoter	Beneficial Owner	☒ Executive Officer	Director	General and/or Managing Partner

Full Name (Last name first, if individual)

Canon, K. Scott

Business or Residence Address (Number and Street, City, State, Zip Code)

300 Crescent Court, Suite 1000, Dallas, Texas 75201

Check Box(es) that Apply:	Promoter	Beneficial Owner	☒ Executive Officer	Director	General Partner

Full Name (Last name first, if individual)

Hacker, Nimrod

Business or Residence Address (Number and Street, City, State, Zip Code)

300 Crescent Court, Suite 1000, Dallas, Texas 75201

Check Box(es) that Apply:	Promoter	Beneficial Owner	☒ Executive Officer	Director	General Partner

Full Name (Last name first, if individual)

Burson, Tom

Business or Residence Address (Number and Street, City, State, Zip Code)

300 Crescent Court, Suite 1000, Dallas, Texas 75201

Check Box(es) that Apply:	Promoter	Beneficial Owner	Executive Officer	Director	General Partner of the General Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	Promoter	Beneficial Owner	Executive Officer	Director	General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	Promoter	Beneficial Owner	Executive Officer	Director	General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	Promoter	Beneficial Owner	Executive Officer	Director	General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?		☒
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$ 1,000,000*	
	* **(GP may accept lesser amounts)**	Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

None

Business or Residence Address (Number and Street, City State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box and indicate in the columns below the amounts of securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
Common Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$ 300,000,000	$ 1,396,000
Other (Specify:	$	$
Total	$ 300,000,000	$ 1,396,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	1	$ 1,396,000
$		
Non-accredited Investors	N/A	$ N/A
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$ N/A
Regulation A	N/A	$ N/A
Rule 504	N/A	$ N/A
Total	N/A	$ N/A

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees		$ 0
Printing and Engraving Costs	☒	$ 2,000
Legal Fees	☒	$ 5,000
Accounting Fees	☒	$ 5,000
Engineering Fees		$ 0
Sales Commissions (specify finders' fees separately)		$ 0
Other Expenses (identify) _		$ 0
Total		$ 12,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 299,988,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, and Affiliates	Payments to Others
Salaries and fees	☒ $ (1)	$
Purchase of real estate	$	$
Purchase, rental or leasing and installation of machinery and equipment	$	$
Construction or leasing of plant buildings and facilities	$	$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	$	$
Repayment of indebtedness	$	$
Working capital	$	$
Other (specify): **securities investments**	$	☒ $ 299,988,000
Column Totals	☒ $ (1)	☒ $ 299,988,000
Total Payments Listed (column totals added)	☒ $ 299,988,000	

(1) The General Partner of the Issuer will be entitled to receive management fees at an annual rate of 1% of the capital account balance of each Limited Partner.

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Synthesis Fund, L.P.	Tom Burson	**February 16, 2005**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Tom Burson	**Chief Compliance Officer of Ranger Investment Management, L.P., general partner of the Issuer**	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

	Yes	No
1. ~~Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule?~~		

~~PSee Appendix, Column 5, for state response.~~ Not Applicable

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.
3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.
4. ~~The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.~~ Not Applicable

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Synthesis Fund, L.P.	Tom Burson	**February 16, 2005**
Name (Print or Type)	Title (Print or Type)	
Tom Burson	**Chief Compliance Officer of Ranger Investment Management, L.P., general partner of the Issuer**	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX									
1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No	Limited Partnership Interests	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									
MT									
NE									
NV									
NH									

APPENDIX										
1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**	**Limited Partnership Interests**	**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
NJ									
NM									
NY		X	300,000,000	1	$1,296,000	0	0	N/A	N/A
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX		X	300,000,000	1	$100,000	0	0	N/A	N/A
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

UNIFORM CONSENT TO SERVICE OF PROCESS

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned, **Synthesis Fund, L.P.**, organized under the laws of the **State of Texas**, for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

Tom Burson
Ranger Investment Group, L.L.C.
300 Crescent Court, Suite 1000
Dallas, Texas 75201

Place an "X" before the names of all the States for which the person executing this form is appointing the designated Officer of that State as its attorney in that State for receipt of service of process:

____ ALABAMA	Secretary of State	____ GUAM	Administrator of Securities
____ ALASKA	Administrator (Commissioner of Commerce and Economic Development)	____ HAWAII	Commissioner of Securities
____ ARIZONA	Corporation Commission	____ IDAHO	Director of Department of Finance
____ ARKANSAS	State Securities Commissioner	____ILLINOIS	Secretary of State
____ CALIFORNIA	Commissioner of Corporations	____ INDIANA	Secretary of State
____ COLORADO	Securities Commissioner	____ IOWA	Administrator (Commissioner of Insurance)
____CONNECTICUT	Banking Commissioner of Department of Banking	____ KANSAS	Secretary of State
____DELAWARE	Securities Commissioner	____ KENTUCKY	Commissioner of Department of Financial Institutions
____ DISTRICT OF COLUMBIA	Public Service Commission	____ LOUISIANA	Commissioner of Financial Institutions
____ FLORIDA	Department of Banking and Finance	____ MAINE	Securities Administrator
____ GEORGIA	Commissioner of Securities (Secretary of State)	____MARYLAND	Securities Commissioner
____ MASSACHUSETTS	Secretary of Commonwealth	____ OREGON	Director of Department of Consumer and

					Business Services
____	MICHIGAN	Administrator of Corporation and Securities Bureau of Department of Commerce	**	PENNSYLVANIA	Pennsylvania does not require filing of a Consent to Service of Process
____	MINNESOTA	Commissioner of Commerce	____	PUERTO RICO	Commissioner of Financial Institutions (Administrator)
____	MISSISSIPPI	Secretary of State	____	RHODE ISLAND	Director of the Department of Business Regulation
____	MISSOURI	Commissioner of Securities	____	SOUTH CAROLINA	Secretary of State (ex officio Securities Commissioner)
____	MONTANA	State Auditor (ex officio Securities Commissioner)	____	SOUTH DAKOTA	Director of Division of Securities
**	NEBRASKA	Nevada does not require filing of a Consent to Service of Process	____	TENNESSEE	Commissioner of Commerce and Insurance
____	NEVADA	Administrator (the Administrator of the Securities Division of the Office of the Secretary of State)	X	TEXAS	Securities Commissioner
____	NEW HAMPSHIRE	Secretary of State	____	UTAH	Director, Division of Securities
____	NEW JERSEY	Chief of Bureau of Securities	____	VERMONT	Commissioner of Banking, Insurance and Securities
____	NEW MEXICO	Director of Securities Division of the Regulation and Licensing Department	____	VIRGINIA	Clerk of State Corporation Commission
X	NEW YORK	Secretary of State	____	WASHINGTON	Director of Department of Financial Institutions
____	NORTH CAROLINA	Secretary of State (Administrator)	____	WEST VIRGINIA	Commissioner of Securities (Auditor of State)
____	NORTH DAKOTA	Securities Commissioner	____	WISCONSIN	Division of Securities
____	OHIO	Secretary of State	____	WYOMING	Secretary of State
____	OKLAHOMA	Securities Administrator			

Dated this 17th day of February, 2005.

SYNTHESIS FUND, L.P.

By: Ranger Investment Management, L.P., its general partner

By: Ranger Investment Group, L.L.C., its general partner

By: Tom Burson

Tom Burson, Chief Compliance Officer

INDIVIDUAL OR PARTNERSHIP ACKNOWLEDGMENT

State of Texas §
§
County of Dallas §

On this 17th day of February, 2005, before me, the undersigned officer, personally appeared Tom Burson, to me personally known and known to me to be the same person(s) whose name(s) is (are) signed to the foregoing instrument, and acknowledged the execution thereof for the uses and purposes therein set forth.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

NOTARY PUBLIC STATE OF TEXAS
BARBARA J. LONG
Notary Public, State of Texas
My Commission Expires 11-05-05

Barbara J. Long
Notary Public
My Commission Expires: 11-5-05

(SEAL)

482787v1 DALLAS 015177.0003